Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts	$ 10.7	$ 4.8
Allowance for other receivable current	$ 24.3	$ 11.7
Equity:
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	180,071,575	179,240,971